Property and Equipment (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Property and Equipment
Total property and equipment	$ 1,037,471	$ 973,958	$ 827,097
Less accumulated depreciation	(213,888)	(170,322)	(114,775)
Total	823,583	803,636	712,322
Buildings and improvements
Property and Equipment
Total property and equipment	653,547	601,900	498,984
Land
Property and Equipment
Total property and equipment	289,559	287,044	289,903
Fixtures and equipment
Property and Equipment
Total property and equipment	25,181	19,890	14,554
Construction in process
Property and Equipment
Total property and equipment	61,654	59,277	17,809
Construction in process | Ethanol plant
Property and Equipment
Total	30,500	30,500
Capitalized internal use software
Property and Equipment
Total property and equipment	$ 7,530	$ 5,847	$ 5,847